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Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.2%

NEW YORK – 97.2%

AIRPORT – 2.5%

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (Series 231ST), 5.00%, 08/01/31	$1,000,000	$1,114,925

DEDICATED TAX – 13.0%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,249,974
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	800,000	838,429
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	655,000	662,400
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,114,426
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,022,875

TOTAL DEDICATED TAX		$5,888,104

DEVELOPMENT – 4.0%

Battery Park City Authority, NY, Revenue Bonds, 5.00%, 11/01/41	500,000	569,062
New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,252,806

TOTAL DEVELOPMENT		$1,821,868

EDUCATION – 7.8%

New York State Dormitory Authority, NY, Revenue Bonds, (AMG St. Aid Withhldg), 5.00%, 10/01/32	1,000,000	1,175,971
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,261,687
New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	5,000	5,540
New York State Dormitory Authority, NY, Unrefunded Revenue Bonds, School District, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	995,000	1,094,158

TOTAL EDUCATION		$3,537,356

GENERAL – 5.2%

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, 5.00%, 07/01/ 31	565,000	659,639

Description	Par Value	Value

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	$1,600,000	$1,691,050

TOTAL GENERAL		$2,350,689

GENERAL OBLIGATIONS – 18.0%

Binghamton, NY, GO, Public Facilities, AD Valorem Property Tax, (BAM), 4.00%, 04/15/32	500,000	537,279
Genesee Valley Central School District, NY, GO Unlimited, Current Refunding, AD Valorem Property Tax, 5.00%, 06/15/29	825,000	925,035
Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series B), (BAM-TCRS), 5.00%, 04/01/32	415,000	447,299
Nassau County, NY, GO, General Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 10/01/31	545,000	593,973
Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 04/01/26	1,000,000	1,055,463
New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series B), 5.25%, 10/01/42	1,000,000	1,132,023
New York City, NY, GO Unlimited, Current Refunding, (Series A-1), 5.00%, 08/01/31	1,000,000	1,143,021
North Hempstead, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 03/15/42	650,000	658,549
Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM)

5.00%, 05/01/26	500,000	525,230
5.00%, 05/01/30	1,000,000	1,122,046

TOTAL GENERAL OBLIGATIONS		$8,139,918

HIGHER EDUCATION – 17.0%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A)
4.00%, 07/01/26	800,000	795,165
5.00%, 07/01/29	1,195,000	1,249,053
Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,084,271
Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	814,817
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,141,330
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	1,685,000	1,779,382

July 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	$800,000	$849,577

TOTAL HIGHER EDUCATION		$7,713,595

HOUSING – 9.1%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (UBF Facility Student Housing Corp.), (AGM), (Series A), 5.00%, 10/01/31	1,000,000	1,087,392
New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	1,890,000	1,838,151
New York City, NY, Housing Development Corp., Revenue Bonds, (Sustainable Neighborhood Bonds), (Series B-1A)
2.45%, 05/01/31	390,000	353,922
3.10%, 11/01/34	890,000	836,646

TOTAL HOUSING		$4,116,111

LEASE – 3.3%

Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 05/01/32	1,435,000	1,506,249

MEDICAL – 9.3%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,012,033
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 05/01/24	1,160,000	1,172,442
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (NYU Hospitals Center), 5.00%, 07/01/27	2,000,000	2,032,485

TOTAL MEDICAL		$4,216,960

Description	Par Value	Value

POWER – 6.1%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A)
5.00%, 09/01/33	$700,000	$803,675
5.00%, 09/01/34	750,000	859,026
Utility Debt Securitization Authority, NY, Refunding Revenue Bonds, (Series TE), 5.00%, 12/15/38	950,000	1,097,001

TOTAL POWER		$2,759,702

WATER – 1.9%

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	883,131

TOTAL NEW YORK		$44,048,608

TOTAL MUNICIPAL BONDS (Cost $46,052,700)		$44,048,608

	Number of Shares

MONEY MARKET FUND – 3.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%^	1,452,609	1,452,609

TOTAL MONEY MARKET FUND (Cost $1,452,609)		$1,452,609

TOTAL INVESTMENTS – 100.4% (Cost $47,505,309)		$45,501,217

OTHER ASSETS LESS LIABILITIES – (0.4)%		(185,069)

TOTAL NET ASSETS – 100.0%		$45,316,148

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$44,048,608	$—	$44,048,608

Money Market Fund	1,452,609	—	—	1,452,609

Total	$1,452,609	$44,048,608	$—	$45,501,217

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

^	7-Day net yield.

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington New York Municipal Bond Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

GO	General Obligation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

TCRS	Tax Credit Reporting Service

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2023 (unaudited)